Notes Payable, net	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes Payable Net [Abstract]
Notes Payable, net

Note 4: Notes Payable, net

Notes payable, net consisted of the following at March 31, 2021:

	Gross	Discount	Net	Interest Rate	Maturity Date
TIF loan	$9,654,000	$(1,653,137)	$8,000,863	5.20%	7/31/2048
7% Series A Cumulative Redeemable Preferred Stock	1,800,000	-	1,800,000	7.00%	2/26/2023
City of Canton Loan	3,500,000	(7,392)	3,492,608	5.00%	7/1/2027
New Market/SCF	2,999,989	-	2,999,989	4.00%	12/30/2024
Constellation EME	8,944,408	-	8,944,408	6.05%	12/31/2022
JKP Capital loan	6,953,831	(13,547)	6,940,284	12.00%	12/2/2021
MKG DoubleTree Loan	15,300,000	(354,204)	14,945,796	5.00%	3/31/2022
Convertible PIPE Notes, plus PIK accrual	22,348,617	(13,028,557)	9,320,060	10.00%	3/31/2025
Canton Cooperative Agreement	2,670,000	(179,617)	2,490,383	3.85%	5/15/2040
Aquarian Mortgage Loan	40,000,000	(1,602,604)	38,397,396	10.00%	11/30/2021
Constellation EME #2	5,100,000	-	5,100,000	5.93%	4/30/2026
Total	$119,270,845	$(16,839,058)	$102,431,787

Notes payable, net consisted of the following at December 31, 2020:

	Gross	Discount	Net
TIF loan	$9,654,000	$(1,666,725)	$7,987,275
Syndicated unsecured term loan	170,090	-	170,090
7% Series A Cumulative Redeemable Preferred Stock	1,800,000	-	1,800,000
Naming rights securitization loan	1,821,559	(113,762)	1,707,797
City of Canton Loan	3,500,000	(7,681)	3,492,319
New Market/SCF	2,999,989	-	2,999,989
Constellation EME	9,900,000	-	9,900,000
Paycheck protection plan loan	390,400	-	390,400
JKP Capital loan	6,953,831	(13,887)	6,939,944
MKG DoubleTree Loan	15,300,000	(443,435)	14,856,565
Convertible PIPE Notes, plus PIK accrual	21,797,670	(13,475,202)	8,322,468
Canton Cooperative Agreement	2,670,000	(181,177)	2,488,823
Aquarian Mortgage Loan	40,000,000	(2,156,303)	37,843,697
Total	$116,957,539	$(18,058,172)	$98,899,367

During the three months ended March 31, 2021 and 2020, the Company recorded amortization of note discounts of $1,234,114 and $3,234,413, respectively. During the three months ended March 31, 2021 and 2020, the Company recorded paid-in-kind interest of $380,860 and $552,903, respectively.

For more information on the notes payable above, please see Note 4 of the Company’s Annual Report on Form 10-K/A, as filed on May 12, 2021.

7% Series A Cumulative Redeemable Preferred Stock

The Company had 1,800 shares of 7% Series A Cumulative Redeemable Preferred Stock outstanding and 52,800 authorized as of March 31, 2021 and December 31, 2020. This preferred stock is required to be redeemed in cash after five years from the date of issuance and is recorded in notes payable, net on the Company’s consolidated balance sheet.

Accrued Interest on Notes Payable

As of March 31, 2021 and December 31, 2020, accrued interest on notes payable, were as follows:

	March 31, 2021	December 31, 2020
TIF loan	$131,079	$-
Preferred equity loan	27,125	27,125
New Market/SCF	22,112	-
Constellation EME	-	248,832
Paycheck protection plan loan	-	2,706
City of Canton Loan	8,847	4,472
JKP Capital Note	625,451	416,836
MKG Doubletree loan	-	67,716
Canton Cooperative Agreement	54,035	20,593
Aquarian Mortgage Loan	-	333,333
Total	$868,649	$1,121,613

The amounts above were included in accounts payable and accrued expenses and other liabilities on the Company’s consolidated balance sheet, as follows:

	March 31, 2021	December 31, 2020
Accounts payable and accrued expenses	$841,524	$1,094,488
Other liabilities	27,125	27,125
	$868,649	$1,121,613

Paycheck Protection Program Loan

On April 22, 2020, the Company obtained a Paycheck Protection Program Loan (“PPP Loan”) for $390,400. The PPP Loan had a fixed interest rate of 1%, required the Company to make 18 monthly payments beginning on November 22, 2020, with a maturity date of April 22, 2022, subject to debt forgiveness provisions from the Small Business Association. On February 1, 2021, the Company obtained notice from the Small Business Association that the full outstanding amount of the PPP Loan was forgiven. The Company recognized the forgiveness of the PPP Loan as “Gain on Forgiveness of Debt” in the Company’s unaudited condensed consolidated statement of operations.

Convertible PIPE Notes

On July 1, 2020, concurrently with the closing of the Business Combination, the Company entered into a Note Purchase Agreement (the “Note Purchase Agreement”) with certain funds managed by Magnetar Financial, LLC and other purchasers (together, the “Purchasers”), pursuant to which the Company agreed to issue and sell to the Purchasers in a private placement (the “Private Placement”) $20,721,293 in aggregate principal amount of the Company’s 8.00% Convertible Notes due 2025 (the “PIPE Notes”). Pursuant to the terms of the Note Purchase Agreement, the PIPE Notes may be converted into shares of Common Stock at a conversion price initially equal to $11.50 per share, subject to customary adjustment. Accordingly, the aggregate amount of PIPE Notes issued and sold in the Private Placement is convertible into 1,801,851 shares of Common Stock based on the conversion rate applicable on July 1, 2020. The conversion rate will convert at a conversion price of $11.50 per share based upon the conversion rate applicable on July 1, 2020. There are also Note Redemption Warrants that may be issued pursuant to the Note Purchase Agreement upon redemption of the PIPE Notes that will be exercisable for a number of shares of Common Stock to be determined at the time any such warrant is issued. The exercise price per share of Common Stock of any warrant will be set at the time such warrant is issued pursuant to the Note Purchase Agreement.

The PIPE Notes provide for a conversion price reset such that, if the last reported sale price of the Common Stock is less than or equal to $6.00 for any ten trading days within any 30 trading day period preceding the maturity date, then the conversion price is adjusted down $6.90 per share. On July 28, 2020, the conversion price reset was triggered. On this date, the Company recorded a beneficial conversion feature of $14,166,339, which will be amortized over the remaining term of the PIPE Notes using the effective interest method. The Company recorded $446,644 on amortization of debt discount related to the contingent beneficial conversion feature for the three months ended March 31, 2021 in the Company’s consolidated statements of operations.

Constellation EME #2

On February 1, 2021, the Company entered into a loan facility with Constellation whereby it may borrow up to $5,100,000 (the “Constellation EME #2”). The proceeds of the Constellation EME #2 are to be held in escrow by a custodian to fund future development costs. The proceeds will be released from escrow as development costs are incurred. The maturity date is April 30, 2026 and payments are due in 60 monthly installments totaling $6,185,716, with an effective interest rate of 8.7%.

The Company also has a sponsorship agreement with Constellation. Refer to Note 6 for additional information.

Future Minimum Principal Payments

The minimum required principal payments on notes payable outstanding as of March 31, 2021 are as follows:

For the years ended December 31,	Amount
2021 (nine months)	$51,583,589
2022	21,891,174
2023	1,516,602
2024	4,649,120
2025	25,820,130
Thereafter	13,810,230
Total Gross Principal Payments	$119,270,845

Less: Discount	(16,839,058)

Total Net Principal Payments	$102,431,787

Note 4: Notes Payable, net

Notes payable, net consisted of the following at December 31, 2020:

	Gross	Discount	Net
TIF loan	$9,654,000	$(1,666,725)	$7,987,275
Syndicated unsecured term loan	170,090	-	170,090
Preferred equity loan	1,800,000	-	1,800,000
Naming rights securitization loan	1,821,559	(113,762)	1,707,797
City of Canton Loan	3,500,000	(7,681)	3,492,319
New Market/SCF	2,999,989	-	2,999,989
Constellation EME	9,900,000	-	9,900,000
Paycheck protection plan loan	390,400	-	390,400
JKP Capital loan	6,953,831	(13,887)	6,939,944
MKG DoubleTree Loan	15,300,000	(443,435)	14,856,565
Convertible PIPE Notes, plus PIK accrual	21,797,670	(13,475,202)	8,322,468
Canton Cooperative Agreement	2,670,000	(181,177)	2,488,823
Aquarian Mortgage Loan	40,000,000	(2,156,303)	37,843,697
Total	$116,957,539	$(18,058,172)	$98,899,367

Notes payable, net consisted of the following at December 31, 2019:

	Gross	Discount	Net
Bridge loan	$65,000,000	$(361,655)	$64,638,345
TIF loan	9,847,000	(1,721,761)	8,125,239
Syndicated unsecured term loan	6,803,530	(2,838,067)	3,965,463
Preferred equity loan	99,603,847	(53,365,911)	46,237,936
Land loan with affiliate	1,273,888	-	1,273,888
Naming rights securitization loan	9,235,845	(566,096)	8,669,749
McKinley Grand Mortgage	1,900,000	(51,787)	1,848,213
CH capital lending	1,807,339	-	1,807,339
Convertible notes	17,310,252	(471,965)	16,838,287
IRG November Note	11,585,792	(67,537)	11,518,255
Total	$224,367,493	$(59,444,779)	$164,922,714

During the years ended December 31, 2020 and 2019, the Company recorded amortization of note discounts of $10,570,974 and $13,274,793, respectively.

Accrued Interest on Notes Payable

As of December 31, 2020 and 2019, accrued interest on notes payable, were as follows:

	December 31, 2020	December 31, 2019
Bridge loan	$-	$2,084,711
Preferred equity loan	27,125	717,286
Land loan with affiliate	-	101,662
Constellation EME	248,832	-
Paycheck protection plan loan	2,706	-
Naming rights securitization loan	-	30,786
City of Canton Loan	4,472	-
Mortgage McKinley Grand	-	41,821
JKP Capital Note	416,836	-
Convertible notes	-	269,271
MKG Doubletree loan	67,716	-
Canton Cooperative Agreement	20,593	-
Aquarian Mortgage Loan	333,333	-
Total	$1,121,613	$3,245,537

The amounts above were included in accounts payable and accrued expenses and other liabilities on the Company’s consolidated balance sheet, as follows:

	December 31, 2020	December 31, 2019
Accounts payable and accrued expenses	$1,094,488	$2,528,251
Other liabilities	27,125	717,286
	$1,121,613	$3,245,537

Bridge Loan

On June 30, 2020, the Company entered into an amendment to the $65 million bridge loan (the “Bridge Loan”) dated March 20, 2018, that the Company had originally utilized to build the Tom Benson Stadium, among the Company, various lenders party thereto (“Lenders”) and GACP Finance Co., LLC (“GACP”), as administrative agent (the “Term Loan Agreement”), which further extended the maturity date to November 30, 2020, updated certain defined terms to align with the final transaction structure resulting from the Business Combination, specified the amount of proceeds from the Business Combination and Private Placement (defined below) that were required to be paid towards amounts outstanding under the Term Loan Agreement (the “Gordon Pointe Transaction Prepayment Amount”), added a fee payable to certain Lenders relative to the amounts owed after giving effect to the Gordon Pointe Transaction Prepayment Amount, amended various provisions related to mandatory prepayments of outstanding amounts owed under the Term Loan Agreement (including, but not limited to, prepayments due in connection with future equity and debt raises), and other minor amendments regarding HOF Village Hotel II, LLC (“HOF Village Hotel II”) and Mountaineer to facilitate their planned operations. The Bridge Loan has an exit fee of 1% on the balance due at the maturity of the loan, which the Company is accreting over the term of the Bridge Loan.

At the date of the Business Combination, on July 1, 2020, the Company used proceeds from the Business Combination to pay $15,500,000 on the Bridge Loan, while an additional $15,000,000 converted into equity in the newly formed HOFRE. The remaining balance following the Business Combination was approximately $34,500,000. The maturity date on the remaining balance had been extended one month to November 30, 2020. During the fourth quarter of 2020, the Company paid off the remaining $34,500,000 outstanding balance owed previously using a portion of the proceeds from the November 2020 Public Offering and the Aquarian Mortgage Loan.

TIF Loan

For the Company, the Development Finance Authority of Summit County (“DFA Summit”) offered a private placement of $10,030,000 in taxable development revenue bonds, Series 2018. The bond proceeds are to reimburse the developer for costs of certain public improvements at the Hall of Fame Village powered by Johnson Controls, which are eligible uses of tax-incremental funding (“TIF”) proceeds.

Under the cooperative agreement entered into by the Company, two subsidiaries, the City of Canton, DFA Summit, Stark County Port Authority, and the bank trustee, the Company and certain subsidiaries have been exempted from certain real estate taxes. However, the Company must make real estate tax payments on the TIF parcels sufficient to cover future required payments on the bond debt service until the 2018 bonds are no longer outstanding. This is a significant commitment made by the Company and is guaranteed by an individual’s trust, an individual, and two subsidiaries of the Company.

Since the bond debt service is fixed and determinable, a liability has been recorded as of December 31, 2020 and 2019, representing the present value of the future bond debt service payments. The term of the TIF requires the Company to make installment payments through July 31, 2048. The current imputed interest rate is 5.2%, which runs through July 31, 2028. The imputed interest rate then increases to 6.6% through July 31, 2038 and finally increases to 7.7% through the remainder of the TIF. The Company is required to make payments on the TIF semi-annually in June and December each year. During the years ended December 31, 2020 and 2019, the Company made principal payments on this loan totaling $193,000 and $183,000, respectively.

Syndicated Unsecured Term Loan and Preferred Equity Loan

On January 1, 2016, as amended and restated on October 15, 2017, the Company entered into a financing agreement with a syndicate of lenders, including affiliates of IRG Canton Village Member, LLC, a member of HOF Village (the “IRG Member”), for a loan amount up to $150,000,000 as an unsecured promissory note (the “Syndicated Unsecured Term Loan”). The Syndicated Unsecured Term Loan may not be prepaid either in whole or in part until the initial maturity date without the express consent of the lender. Proceeds from the Syndicated Unsecured Term Loan are intended to cover working capital and the construction costs for venues including the Tom Benson Hall of Fame Stadium, youth fields, and campus infrastructure projects. The maturity date is February 26, 2021, and the Syndicated Unsecured Term Loan accrues interest at a rate of 12% per annum.

 On December 11, 2018, the Company and various parties signed the Master Transaction Agreement setting forth various terms and conditions for the development of the Hall of Fame Village powered by Johnson Controls. As part of the Master Transaction Agreement, American Capital Center, LLC (“ACC”), an affiliate of the Company, exchanged $106,450,000 of the Company’s debt and $24,470,142 of accrued interest and origination fees, as well as $336,579 of amounts due to PFHOF, by converting it to preferred equity instruments with a face value of $95,500,000 and an amended subordinated debt agreement with a face value of $6,450,000. In accordance with the Extinguishment of Liabilities subtopic of the FASB ASC 470-50, given that ACC was a related party, the Company treated the Master Transaction Agreement as a capital transaction and recapitalized the debt to equity in the amount of $96,076,120, net of discounts and unamortized deferred financing costs.

The subordinated debt accrues interest at a rate of 5% and the balance is due February 26, 2021. The remaining subordinated debt is subordinate to the Bridge Loan. Additionally, the subordinated debt contains a payment-in-kind (“PIK”) interest provision, which represents contractually deferred interest added to the subordinated debt outstanding balance that is due at maturity. For the years ended December 31, 2020 and 2019, the Company incurred PIK interest of $256,441 and $353,530, respectively. As part of the Business Combination, on July 1, 2020, the entire balance of the Preferred Equity Loan’s and all but $170,089 of the Syndicated Unsecured Term Loan outstanding were converted into an aggregate of 13,762,039 shares of common stock.

Land Loan with Affiliate

On July 10, 2017, the Company entered into a promissory note with the PFHOF, an affiliate of HOFRE, for purpose of the acquisition of land at the Hall of Fame Village powered by Johnson Controls. The promissory note had an outstanding balance of $1,273,888 at June 30, 2020 and December 31, 2019, which bore interest at a rate of 1.22% per annum. The loan may be prepaid in whole or in part without penalty. For any unpaid balance after December 31, 2017, the interest rate was increased by 5%. The loan was subordinate to the Bridge Loan and had a maturity date of February 26, 2023. On July 2, 2020, the Company issued 580,000 shares in exchange of (a) full satisfaction of the promissory note in the amount of $1,273,888, (b) accrued interest in the amount of $50,158, and (c) other amounts due to PFHOF in the amount of $4,266,793. The Company determined that the issuance of shares for full satisfaction of the note resulted in a loss on extinguishment of debt of $209,160.

Naming Rights Securitization Loan

On November 9, 2017, the Company, through a subsidiary, JCIHOFV Financing, LLC, entered into a secured loan with a financial institution for $22,800,000, collateralized by the entire payment stream of the Johnson Controls Naming Rights Agreement, dated November 17, 2016 (see Note 6). Monthly payments include principal and interest at 4% per annum with the remaining principal balance due on March 31, 2021. The loan may not be prepaid, in whole or in part, without paying the prepayment premium, which is equal to the present value of the remaining interest payments.

City of Canton Loan

On December 30, 2019, the Company entered into a loan facility with the City of Canton, OH, whereby it may borrow up to $3,500,000. The loan accrues interest at a rate of one-half percent (0.5%) per annum. Upon an event of default, the interest rate will increase to five percent (5%) per annum on the outstanding balance at the time of default. The loan shall mature on July 1, 2027. During the year ended December 31, 2020, the Company borrowed the maximum amount of $3,500,000 on the loan. The Company has the option to extend the loan’s maturity date for three years, to July 1, 2030 if the Company meets certain criteria in terms of the hotel occupancy level and maintaining certain financial ratios.

New Market/SCF

On December 30, 2019, the Company entered into a loan facility with New Market Project, Inc., whereby it may borrow up to $3,000,000, of which the proceeds are to be used for the development of McKinley Grand Hotel, as described below. During the year ended December 31, 2020 the Company borrowed $2,999,989 on this facility. The loan has a maturity date of December 30, 2024 and accrues interest at a rate of 4% per annum. In the event of default, including failure to pay upon final maturity, the interest rate shall increase by adding a 5% fee that applies to each succeeding interest rate change that would have applied had there been no default.

McKinley Grand Mortgage

On October 22, 2019, the Company purchased the McKinley Grand Hotel in Canton, Ohio for $3.9 million, which was partially financed by separate notes payable of $1,900,000 and $1,807,339.

The $1,807,339 note payable, in favor of CH Capital Lending, LLC (the “CH Capital Note”), accrued interest at a fixed rate equal to 10% per annum. The Company was required to make payments commencing on or prior to December 30, 2019. The maturity date of the CH Capital Note was April 30, 2020 and interest was payable quarterly. The Company was previously in default on the CH Capital Note, however the CH Capital Note was paid in full on June 24, 2020.

The $1,900,000 note payable had a maturity date of October 22, 2021. Interest accrued at a rate equal to the greater of (i) 3.75% or (ii) the sum of the LIBOR rate plus 2.75%. The Company was required to make interest payments commencing on November 1, 2019, and on the first day of each successive month until the note was repaid. In September 2020, the Company paid off the full outstanding $1,900,000 principal and interest owed, using proceeds from the MKG Double Tree Loan (defined below).

Constellation EME

On December 30, 2019, the Company entered into a loan facility with Constellation NewEnergy, Inc. (“Constellation”) whereby it may borrow up to $9,900,000 (the “Constellation Loan Facility”). The proceeds of the Constellation Loan Facility are to be held in escrow by a custodian to fund future development costs. The proceeds will be released from escrow as development costs are incurred. The Constellation Loan Facility was amended on April 13, 2020 to modify the payment schedule and maturity date, reflecting current project timetables. The maturity date is December 31, 2022 and payments are due in 29 monthly installments totaling $11,075,000, with an effective interest rate of 6.1%. Beginning in August 2020 through December 2020, the monthly installment amount is $55,000, which increases in January 2021 to $450,000 through December 2022. During the years ended December 31, 2020, the Company borrowed the full amount under the Constellation Loan Facility.

As of December 31, 2020, $5,318,820 of such funds had been released from the custodial accounts to the Company under the Constellation Loan Facility.

The Company also has a sponsorship agreement with Constellation. Refer to Note 6 for additional information.

Convertible Notes

On December 24, 2018, the Company issued a series of convertible notes totaling $7,750,000 (the “Convertible Notes”). The notes accrued interest at a rate of 10%, with payments due semi-annually in arrears. The principal and all accrued interest amounts were due November 5, 2025. The Company was able to redeem the Convertible Notes after December 24, 2023, subject to terms defined in the individual notes. Convertible Notes redeemed between December 24, 2023 and December 24, 2024 would have been redeemed at 105% of face value. Convertible Notes redeemed after December 24, 2024 would have been redeemed at 102.5% of face value. Additionally, the Convertible Notes contained a PIK interest provision, which represented contractually deferred interest added to the Convertible Notes outstanding balance that was due at maturity. For the years ended December 31, 2020 and 2019, the Company incurred PIK interest of $875,129 and $1,180,252, respectively. On July 1, 2020, upon consummation of the Business Combination, all outstanding Convertible Notes were exchanged for PIPE Notes (defined below).

IRG November Note

On February 7, 2020, as effective on November 27, 2019, HOF Village, as borrower, entered into a subordinated promissory note with Industrial Realty Group, as lender, in an amount up to $30,000,000 (the “IRG November Note”). As of December 31, 2019, the aggregate principal amounts, excluding PIK interest, borrowed under the IRG November Note was $11,585,792. The IRG November Note accrues interest at a rate of 12% per annum and had a maturity date of November 1, 2020. Additionally, the IRG November Note contained a PIK interest provision, which represents contractually deferred interest added to the IRG November Note outstanding balance that is due at maturity. For the years ended December 31, 2020 and 2019, the Company incurred $1,858,744 and $85,009 of PIK interest, respectively. On July 1, 2020, upon consummation of the Business Combination, Industrial Realty Group exchanged $9,000,000 of the outstanding balance under the IRG November Note for PIPE Notes.

On December 29, 2020, the Company entered into a securities purchase agreement with Industrial Realty Group, LLC, a Nevada limited liability company (“IRG”), and CH Capital Lending, LLC, a Delaware limited liability company affiliated with IRG (the “Purchaser”), pursuant to which the Company sold Purchaser 10,813,774 shares of the Company’s common stock, par value $0.0001 per share, and warrants to purchase 10,036,925 shares of common stock for an aggregate purchase price of $15,239,653. The Purchase Price was paid in the form of the cancellation in full of certain financial obligations owed by the Company and its affiliates to IRG and its affiliates in the amount of the Purchase Price, including the IRG November Note. The Company determined that the issuance of shares and warrants for full satisfaction of the note resulted in a loss on extinguishment of debt of $3,404,244. The Company valued the warrants using the following assumptions:

Warrants
Stock Price	$1.29
Exercise Price	$1.40
Dividend Yield	N/A
Expected Volatility	49.45%
Risk-Free Interest Rate	0.37%
Number of Shares	10,036,925
Value (USD)	$5,196,116
Term (in years)	5.00

Paycheck Protection Program Loan

On April 22, 2020, the Company obtained a Paycheck Protection Program Loan (“PPP Loan”) for $390,400. The PPP Loan has a fixed interest rate of 1%, requires the Company to make 18 monthly payments beginning on November 22, 2020, with a maturity date of April 22, 2022, subject to debt forgiveness provisions from the Small Business Association. On February 1, 2021, the Company obtained notice from the Small Business Association that the full outstanding amount of the PPP Loan was forgiven.

JKP Capital Loan

On June 24, 2020, HOF Village and HOFV Hotel II executed a loan evidenced by a promissory note (the “JKP Capital Loan”) in favor of JKP Financial, LLC for the principal sum of $7,000,000. The JKP Capital Loan bears interest at a rate of 12% per annum and matures on December 2, 2021, on which date all unpaid principal and accrued and unpaid interest is due. The JKP Capital Loan is secured by the membership interests in HOFV Hotel II held by HOF Village.

SCF Subordinated Note

On June 22, 2020, the Company entered into a loan facility with Stark Community Foundation (the “SCF Subordinated Note”) for $1,000,000. The SCF Subordinated Note has a fixed interest rate of 5% per annum, has a PIK interest provision that was payable semi-annually in arrears on each July 22 and January 22 commencing July 22, 2020, and with a maturity date of June 22, 2023. On July 1, 2020, the SCF Subordinated Note was exchanged for PIPE Notes, described in greater detail below, under “Convertible P Notes”.

Convertible PIPE Notes

On July 1, 2020, concurrently with the closing of the Business Combination, the Company entered into a Note Purchase Agreement (the “Note Purchase Agreement”) with certain funds managed by Magnetar Financial, LLC and other purchasers (together, the “Purchasers”), pursuant to which the Company agreed to issue and sell to the Purchasers in a private placement (the “Private Placement”) $20,721,293 in aggregate principal amount of the Company’s 8.00% Convertible Notes due 2025 (the “PIPE Notes”). Pursuant to the terms of the Note Purchase Agreement, the PIPE Notes may be converted into shares of Common Stock at a conversion price initially equal to $11.50 per share, subject to customary adjustment. Accordingly, the aggregate amount of PIPE Notes issued and sold in the Private Placement is convertible into 1,801,851 shares of Common Stock based on the conversion rate applicable on July 1, 2020. The conversion rate will convert at a conversion price of $11.50 per share. There are also Note Redemption Warrants that may be issued pursuant to the Note Purchase Agreement that will be exercisable for a number of shares of common stock to be determined at the time any such warrant is issued. The exercise price per share of common stock of any warrant will be set at the time such warrant is issued pursuant to the Note Purchase Agreement.

The PIPE Notes provide for a conversion price reset such that, if the last reported sale price of the common stock is less than or equal to $6.00 for any ten trading days within any 30 trading day period preceding the maturity date, then the conversion price is adjusted down $6.90 per share. On July 28, 2020, the conversion price reset was triggered. On this date, the Company recorded a beneficial conversion feature of $14,166,339, which will be amortized over the remaining term of the PIPE Notes using the effective interest method. The Company recorded $268,758 on amortization of debt discount related to the contingent beneficial conversion feature for the year ended December 31, 2020 in the Company’s consolidated statements of operations.

Industrial Realty Group exchanged $9.0 million of the amount outstanding under the IRG November Note for PIPE Notes in the principal amount of $9.0 million. Gordon Pointe Management, LLC exchanged $500,000 of the principal component of the indebtedness owed to such Purchaser by GPAQ under loan agreements and related promissory notes for PIPE Notes in the principal amount of $500,000. Seven other Purchasers exchanged a total of $4,221,293 in GPAQ founder notes held by such Purchasers for PIPE Notes in the aggregate principal amount of $4,221,293. Consequently, the Company received cash proceeds from the issuance and sale of the PIPE Notes of approximately $7 million. The Company used proceeds of the Private Placement to fund the Company’s obligations related to the Merger Agreement and to pay transaction fees and expenses and used the remaining proceeds of the Private Placement to satisfy the Company’s working capital obligations. The PIPE Notes began to accrue interest on October 1, 2020, but the Company has elected to apply the PIK interest provision, thereby increasing the outstanding balance of the PIPE Notes by the amount of accrued interest each month.

The Convertible PIPE Notes contain a PIK interest provision, which represents contractually deferred interest added to the subordinated debt outstanding balance that is due at maturity. For the year ended December 31, 2020, the Company incurred PIK interest of $1,076,378.

MKG DoubleTree Loan

On September 14, 2020, the Company entered into a construction loan agreement with Erie Bank, a wholly owned subsidiary of CNB Financial Corporation, a Pennsylvania corporation, as lender. The Company has applied and been approved for a first mortgage loan for $15.3 million (“MKG DoubleTree Loan”) with a variable interest rate of 1.75% plus the prime commercial rate, at which no time can it drop below 5%, for the purpose of renovating the McKinley Grand Hotel in the City of Canton, Ohio. The initial maturity date is 18 months after the exercised loan date, March 13, 2022, and the agreement includes an extended maturity date of September 13, 2022, should HOFRE need more time with an extension fee of 0.1% of the then outstanding principal balance. The Company intends to use the proceeds of the MKG DoubleTree Loan for building acquisition costs and costs incurred for material and labor in connection with the improvements, which make up just under 75% of the MKG DoubleTree Loan. The remaining portion of the MKG DoubleTree Loan will be used for administrative, legal, operational, and environmental costs. A bank account has been created with Erie Bank and the balance must be maintained between $1 and $2 million within the account as collateral, which will promptly be refunded to the Company upon complete payment of the MKG DoubleTree Loan on the maturity date. The MKG DoubleTree Loan has certain financial covenants whereby the Company must maintain a minimum tangible net worth of $5,000,000 and minimum liquidity of not less than $2,000,000. These covenants are to be tested annually based upon the financial statements at the end of each fiscal year. As of December 31, 2020, the amount of restricted cash related to the MKG DoubleTree Loan was $199,645.

Canton Cooperative Agreement

On September 1, 2020, HOFRE entered into a Cooperative Agreement with DFA Summit, the City of Canton, Ohio (“Canton”), the Canton Regional Energy Special Improvement District, Inc. (the “District”), and U.S Bank National Association for the construction of the Series 2020C Project. The Series 2020C Project constitutes a port authority facility and a special energy improvement project under the Special Improvement District Act. HOFRE applied and received approval from the District and Canton for the aforementioned project. The loan amount is $2,670,000, with a discount of $182,723, which will be amortized over the life of the loan using the effective interest method.

In order to pay for the costs of the Series 2020C Project, the District and HOFRE have requested and been approved by DFA Summit, to issue and sell the Series 2020C Bonds pursuant to an Indenture and make a portion of the proceeds of the Series 2020C Bonds available to the developer to undertake the provision of the Series 2020C Project.

While the Series 2020C Bonds are outstanding, HOFRE shall pay the special assessment and the service payments semi-annually to the Canton County Treasurer pursuant to and in accordance with the Assessing Ordinance, the TIF Act, and the TIF Ordinance. The service payments shall be in the same amount as the real property taxes that would have been charged and payable against the Improvements had the TIF Exemption not been granted. The special assessment payments will be made on January 31st and July 31st over the course of 17 years, commencing on January 31, 2022 with a maturity date of January 31, 2039. For the first eight years, each payment will consist of $188,188 and decrease to $161,567 in 2030.

Aquarian Mortgage Loan

On December 1, 2020, the Company entered into a mortgage loan with Aquarian Credit Funding, LLC (“Aquarian”) for $40,000,000 of gross proceeds. The Aquarian Mortgage Loan bears interest at 10% per annum and the principal payments are due monthly, which began in December 2020. Upon the occurrence and during the continuance of an event of default, Aquarian may, at its option, take such action, without notice or demand that Aquarian deems advisable to protect and enforce its rights against the Company, including declaring the debt to become immediately due and payable.

Issuance of 7.00% Series A Cumulative Redeemable Preferred Stock

During October, 2020, the Company issued to American Capital Center, LLC (the “Preferred Investor”) an aggregate of 1,800 shares of 7.00% Series A Cumulative Redeemable Preferred Stock (“Series A Preferred Stock”) at $1,000 per share for an aggregate purchase price of $1,800,000. The Company paid the Preferred Investor an origination fee of 2%. The issuance and sale of the Series A Preferred Stock to the Preferred Investor was exempt from registration pursuant to Section 4(a)(2) of the Securities Act. HOFRE used half of the proceeds from the sale of the Series A Preferred Stock to pay down outstanding amounts under its Bridge Loan. The Series A Preferred Stock is required to be redeemed in cash after five years and is recorded in notes payable, net on the Company’s consolidated balance sheet.

Future Minimum Principal Payments

The minimum required principal payments on notes payable outstanding as of December 31, 2020 are as follows:

For the year ended December 31,	Amount
2021	$54,058,060
2022	21,044,819
2023	455,000
2024	3,521,989
2025	24,071,671
Thereafter	13,806,000
Total Gross Principal Payments	$116,957,539

Less: Discount	(18,058,172)

Total Net Principal Payments	$98,899,367